Share-Based compensation (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share-Based Compensation
Number Of Equity Settled Share Based Incentive Plans	4
Share based payment arrangements by all plans
Share-Based Compensation
Outstanding at January 1	1,416,490	993,490
Granted	518,116	536,500
Forfeited/Cancelled	(165,125)	(42,750)
Exercised	(12,000)	(35,000)
Expired	(121,875)	(35,750)
Outstanding at December 31	1,635,606	1,416,490
Exercisable at December 31	1,034,835	795,745